Property and Equipment, Net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 445		$ 436	$ 370
Less: accumulated depreciation and amortization	(232)		(220)	(176)
Property and equipment, net	213		216	194
Depreciation and amortization	44	$ 34	154	148	$ 141
Depreciation and amortization includes related to capitalized software	21	19
Capitalized software for internal use
Property, Plant and Equipment [Line Items]
Property and equipment, gross	306		304	240
Depreciation and amortization includes related to capitalized software	14	$ 13	52	52	$ 48
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67		65	63
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52		52	48
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6		6	13
Capital projects in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14		$ 9	$ 6